Note 26 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
26.	Commitments and Contingencies

(a) Purchase commitments
Minimum contractual purchase commitments for the years ended
December 31
are as follows:

Year ended December 31,
2021	$18,076
2022	4,695
2023	2,557
2024	1,540
2025	1,540
Thereafter	4,904
$33,312

(b) Contingencies

In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company's financial condition or the results of operations.

In
May 2020,
the Company acquired a controlling interest in Colliers Mortgage, a lender in the Fannie Mae DUS Program. Commitments for the origination and subsequent sale and delivery of loans to Fannie Mae represent those mortgage loan transactions where the borrower has locked an interest rate and scheduled closing and the Company has entered into a mandatory delivery commitment to sell the loan to Fannie Mae. As discussed in note
25,
the Company accounts for these commitments as derivatives recorded at fair value.

Colliers Mortgage is obligated to share in losses, if any, related to mortgages originated under the DUS Program. These obligations expose the Company to credit risk on mortgage loans for which the Company is providing underwriting, servicing, or other services under the DUS Program. Net losses on defaulted loans are shared with Fannie Mae based upon established loss-sharing ratios, and typically, the Company is subject to sharing up to one
-
third
of incurred losses on loans originated under the DUS Program. As of
December 31, 2020,
the Company has funded and sold loans subject to such loss sharing obligations with an aggregate unpaid principal balance of approximately
$4,000,000.
As at
December 31, 2020,
the Loss Reserve was
$15,194
and was included within Other liabilities on the Consolidated Balance Sheets.

Pursuant to the Company's licenses with Fannie Mae, Ginnie Mae and HUD the Company is required to maintain certain standards for capital adequacy which include minimum net worth and liquidity requirements. If it is determined at any time that the Company fails to maintain appropriate capital adequacy, the licensor reserves the right to terminate the Company's servicing authority for all or some of the portfolio. At
December 31, 2020,
the licensees were in compliance with all such requirements.